Document and Entity Information Document	Oct. 30, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	ExxonMobil Holdings Corporation
Entity Incorporation, State or Country Code	TX
Entity File Number	1-43384
Entity Tax Identification Number	41-4104094
Entity Address, Address Line One	22777 Springwoods Village Parkway
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389-1425
City Area Code	972
Local Phone Number	940-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0002115436
Amendment Flag	false
Common Stock, par value $0.001 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	XOM
Security Exchange Name	NYSE
0.524% Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	0.524% Notes due 2028
Trading Symbol	XOM/28
Security Exchange Name	NYSE
0.835% Notes due 2032
Entity Information [Line Items]
Title of 12(b) Security	0.835% Notes due 2032
Trading Symbol	XOM/32
Security Exchange Name	NYSE
1.408% Notes due 2039
Entity Information [Line Items]
Title of 12(b) Security	1.408% Notes due 2039
Trading Symbol	XOM/39A
Security Exchange Name	NYSE